Benefit Plans	12 Months Ended
Dec. 31, 2019
Benefit Plans
Benefit Plans

Note 13: Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $378,000 to the plan in 2020.

In connection with the acquisition of Powhatan Point Community Bancshares, Inc., the Company assumed supplemental income agreements for certain individuals. The agreements provide for a fixed number of payments once the individual reaches normal retirement age. At December 31, 2019, the present value of these future payments was approximately $429,000.

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2019	2018
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,157)	$(4,672)
Service cost	(299)	(302)
Interest cost	(218)	(221)
Actuarial (loss) gain	(1,276)	470
Benefits paid	362	568

End of year	(5,588)	(4,157)

Change in fair value of plan assets
Beginning of year	5,041	5,605
Actual return on plan assets	967	(417)
Employer contribution	465	421
Benefits paid	(362)	(568)

End of year	6,111	5,041

Funded status at end of year	$523	$884

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2019	2018
	(In thousands)

Unamortized net loss	$2,009	$1,388
Unamortized prior service	(581)	(670)

	$1,428	$718

The estimated net loss and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income as a credit into net periodic benefit cost over the next fiscal year is approximately $56,000. The accumulated benefit obligation for the defined benefit pension plan was $5.0 million and $3.8 million at December 31, 2019 and 2018, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2019	2018
	(In thousands)

Projected benefit obligation	$5,588	$4,157
Accumulated benefit obligation	$5,032	$3,840
Fair value of plan assets	$6,111	$5,041

	December 31,
	2019	2018
	(In thousands)

Components of net periodic benefit cost
Service cost	$299	$302
Interest cost	218	221
Expected return on plan assets	(468)	(445)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	145	51

Net periodic benefit cost	$105	$40

Significant assumptions include:

	Pension Benefits
	2019	2018

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.39%	5.37%
Rate of compensation increase	3.50%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.39%	5.37%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2018 to 2019.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2019:

Pension
Benefits
(In thousands)

2020	$516
2021	639
2022	412
2023	329
2024	339
2025‑2029	3,055

Total	$5,290

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 7.5%. The target asset allocation percentages for both 2019 and 2018 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

At December 31, 2019 and 2018, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2019	2018

Equity securities	70.6%	71.8%
Debt securities	29.1	27.0
Cash and cash equivalents	0.3	1.2

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2019 and 2018, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2019
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$186	$186	$––	$––
Mutual funds – equities
ETF mutual funds	3,404	3,404	––	––
Large and small Cap	317	317	––	––
International	419	419
Commodities	178	178	––	––
Mutual funds – fixed income
Fixed income	1,324	1,324	––	––
ETF fixed income	283	283	––	––

Total	$6,111	$6,111	$—	$—

December 31, 2018
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$63	$63	$––	$––
Mutual funds – equities
ETF mutual funds	2,860	2,860	––	––
Large and small Cap	260	260	––	––
International	346	346
Commodities	149	149	––	––
Mutual funds – fixed income
Fixed income	996	996	––	––
ETF fixed income	367	367	––	––

Total	$5,041	$5,041	$—	$—

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2019 and 2018.

ESOP and 401(k) expense for the years ended December 31, 2019 and 2018 was approximately $272,000 and $280,000, respectively.

Share information for the ESOP is as follows at December 31, 2019 and 2018:

	2019	2018

Allocated shares at beginning of the year	$416,982	$407,268
Shares released for allocation during the year	23,635	23,635
Net shares distributed due to retirement/diversification	(52,841)	(61,192)
Unearned shares	23,635	47,271

Total ESOP shares	411,411	416,982

Fair value of unearned shares at December 31st	$338,000	$539,000

At December 31, 2019, the fair value of the 387,776 allocated shares held by the ESOP was approximately $5,545,000.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation was $1.6 million at December 31, 2019 and December 31, 2018.